Shares - Dividends (Details) (CAD) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Oct. 21, 2014	Jul. 21, 2014	Apr. 21, 2014	Dec. 31, 2014	Feb. 19, 2014
Equity [Abstract]
Annual aggregate dividend (CAD per share)					0.08
Dividends paid (CAD per share)	0.02	0.02	0.02	0.02
Dividends payable				697